Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended	12 Months Ended
		Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Basic earnings per common share
Net income attributable to common shareholders		$ 8,361	$ 8,208	$ 8,361	$ 7,876
Weighted average number of common shares outstanding			1,222	1,213	1,203
Basic earnings per common share			$ 6.72	$ 6.90	$ 6.55
Diluted earnings per common share
Net income attributable to common shareholders		$ 8,361	$ 8,208	$ 8,361	$ 7,876
Dilutive impact of share-based payment options and others	[1]		142	16	59
Net income attributable to common shareholders (diluted)			$ 8,350	$ 8,377	$ 7,935
Weighted average number of common shares outstanding			1,222	1,213	1,203
Dilutive impact of share-based payment options and others	[1]		29	16	20
Weighted average number of diluted common shares outstanding			1,251	1,229	1,223
Diluted earnings per common share			$ 6.68	$ 6.82	$ 6.49

[1]	Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.